Note K - Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	2022	2021

Trade name	$130,000	$130,000
Proprietary software	420,000	420,000
Customer relationships	1,692,860	930,000
Patents and patents pending	365,080	365,080
	2,607,940	1,845,080

Less accumulated amortization	(845,115)	(547,003)

Total	$1,762,825	$1,298,077

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Years ending December 31
2023	$320,000
2024	320,000
2025	280,000
2026	230,000
2027	220,000
Thereafter	392,825
Total	$1,762,825